SCHEDULE OF INVESTMENTS

Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Advertising – 0.5%
Midas OpCo Holdings LLC, 5.625%, 8-15-29(A)	$100	$103

Alternative Carriers – 1.4%
CommScope Finance LLC, 6.000%, 3-1-26(A)	150	155
Zayo Group Holdings, Inc., 6.125%, 3-1-28(A)	130	128
		283
Broadcasting – 5.9%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(A)	287	297
Nexstar Escrow, Inc., 5.625%, 7-15-27(A)	162	171
Sirius XM Radio, Inc., 3.875%, 9-1-31(A)	350	344
TEGNA, Inc., 5.000%, 9-15-29	216	221
Terrier Media Buyer, Inc., 8.875%, 12-15-27(A)	50	54
Univision Communications, Inc., 4.500%, 5-1-29(A)	162	164
		1,251
Cable & Satellite – 5.1%
Altice France S.A., 5.125%, 7-15-29(A)	221	216
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27(A)	247	255
4.750%, 3-1-30(A)	129	134
CSC Holdings LLC:
5.750%, 1-15-30(A)	153	152
4.625%, 12-1-30(A)	119	113
Radiate Holdco LLC and Radiate Finance, Inc., 6.500%, 9-15-28(A)	100	101
UPC Broadband Finco B.V., 4.875%, 7-15-31(A)	100	102
		1,073
Integrated Telecommunication Services – 3.4%
CenturyLink, Inc., 5.125%, 12-15-26(A)	92	96
Frontier Communications Corp.:
5.875%, 10-15-27(A)	100	106
5.000%, 5-1-28(A)	180	186
Level 3 Financing, Inc., 4.250%, 7-1-28(A)	100	99
Sprint Corp., 7.625%, 3-1-26	63	76
Windstream Escrow LLC, 7.750%, 8-15-28(A)	150	159
		722
Movies & Entertainment – 0.7%
iHeartCommunications, Inc., 8.375%, 5-1-27	45	48
Lions Gate Capital Holdings LLC, 5.500%, 4-15-29(A)	104	106
		154

Wireless Telecommunication Service – 0.7%
T-Mobile USA, Inc.:
4.750%, 2-1-28	100	105
3.500%, 4-15-31	49	51
		156
Total Communication Services - 17.7%		3,742
Consumer Discretionary

Apparel Retail – 0.6%
L Brands, Inc., 6.625%, 10-1-30(A)	110	125

Auto Parts & Equipment – 0.7%
Panther BF Aggregator 2 L.P., 8.500%, 5-15-27(A)	141	150

Automobile Manufacturers – 1.8%
Aston Martin Capital Holdings Ltd., 10.500%, 11-30-25(A)	100	110
Ford Motor Co., 3.250%, 2-12-32	250	257
		367
Automotive Retail – 0.1%
Allison Transmission, Inc., 3.750%, 1-30-31(A)	30	29

Casinos & Gaming – 2.8%
Colt Merger Sub, Inc.:
6.250%, 7-1-25(A)	140	147
8.125%, 7-1-27(A)	111	123
Golden Nugget, Inc., 6.750%, 10-15-24(A)	75	75
Mohegan Tribal Gaming Authority (The), 8.000%, 2-1-26(A)	115	121
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(A)	98	101
8.250%, 3-15-26(A)	10	11
		578
Department Stores – 0.2%
NMG Holding Co. and Nieman Marcus Group LLC, 7.125%, 4-1-26(A)	40	42

Hotels, Resorts & Cruise Lines – 2.9%
Carnival Corp., 5.750%, 3-1-27(A)	335	336
NCL Corp. Ltd., 5.875%, 3-15-26(A)	90	90
Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(A)	186	188
		614
Leisure Facilities – 1.0%
Diamond Sports Group LLC and Diamond Sports Finance Co. (GTD by Diamond Sports Intermediate Holdings LLC):
5.375%, 8-15-26(A)	140	70
6.625%, 8-15-27(A)	100	28

Live Nation Entertainment, Inc., 6.500%, 5-15-27(A)	100	110
		208
Restaurants – 2.0%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
3.875%, 1-15-28(A)	100	101
4.000%, 10-15-30(A)	129	127
Aramark Services, Inc. (GTD by Aramark Corp.), 5.000%, 2-1-28(A)	57	59
YUM! Brands, Inc., 3.625%, 3-15-31	137	137
		424
Specialized Consumer Services – 0.5%
Nielsen Finance LLC and Nielsen Finance Co., 5.625%, 10-1-28(A)	100	103

Specialty Stores – 1.9%
Magic MergerCo, Inc., 7.875%, 5-1-29(A)	100	98
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28(A)	32	33
7.750%, 2-15-29(A)	100	109
Staples, Inc.:
7.500%, 4-15-26(A)	101	104
10.750%, 4-15-27(A)	68	64
		408
Total Consumer Discretionary - 14.5%		3,048
Consumer Staples

Agricultural Products – 0.2%
NBM U.S. Holdings, Inc., 7.000%, 5-14-26(A)	45	47

Food Distributors – 0.8%
Performance Food Group, Inc.:
5.500%, 10-15-27(A)	65	68
4.250%, 8-1-29(A)	100	99
		167

Food Retail – 0.8%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 4.625%, 1-15-27(A)	167	176

Packaged Foods & Meats – 1.5%
Post Holdings, Inc.:
4.625%, 4-15-30(A)	35	36
4.500%, 9-15-31(A)	277	275
		311
Total Consumer Staples - 3.3%		701
Energy

Integrated Oil & Gas – 1.2%
Occidental Petroleum Corp., 6.450%, 9-15-36	199	254

Oil & Gas Equipment & Services – 0.6%
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC), 8.625%, 4-30-30(A)	116	121

Oil & Gas Exploration & Production – 4.2%
Crownrock L.P., 5.625%, 10-15-25(A)	15	15
Endeavor Energy Resources L.P., 5.750%, 1-30-28(A)	100	107
EQT Corp., 6.625%, 2-1-25(B)	106	120
Matador Resources Co., 5.875%, 9-15-26	205	211
Southwestern Energy Co., 4.750%, 2-1-32	129	136
Targa Resources Partners L.P., 4.000%, 1-15-32(A)	100	105
Venture Global Calcasieu Pass LLC, 4.125%, 8-15-31(A)	171	181
		875
Oil & Gas Refining & Marketing – 0.9%
Comstock Resources, Inc., 6.750%, 3-1-29(A)	150	163
PBF Holding Co. LLC, 9.250%, 5-15-25(A)	30	29
		192
Oil & Gas Storage & Transportation – 3.3%
Cheniere Energy, Inc., 4.625%, 10-15-28	100	106
EQM Midstream Partners L.P., 4.750%, 1-15-31(A)	80	85
Genesis Energy L.P. and Genesis Energy Finance Corp., 8.000%, 1-15-27	100	103
ITT Holdings LLC, 6.500%, 8-1-29(A)	24	24
New Fortress Energy, Inc., 6.500%, 9-30-26(A)	197	196
NGL Energy Partners L.P. and NGL Energy Finance Corp., 7.500%, 2-1-26(A)	180	186
		700
Total Energy - 10.2%		2,142
Financials

Consumer Finance – 2.0%
OneMain Finance Corp.:
6.125%, 3-15-24	185	196
7.125%, 3-15-26	95	109
Quicken Loans LLC and Quicken Loans Co-Issuer, Inc., 3.875%, 3-1-31(A)	112	114
		419
Financial Exchanges & Data – 1.2%
MSCI, Inc.:
4.000%, 11-15-29(A)	14	15
3.875%, 2-15-31(A)	230	240
		255
Insurance Brokers – 0.4%
NFP Corp., 6.875%, 8-15-28(A)	75	75

Life & Health Insurance – 0.2%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc., 6.750%, 10-15-27(A)	33	34

Other Diversified Financial Services – 1.0%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp., 6.250%, 5-15-26	200	209

Property & Casualty Insurance – 0.7%
Hub International Ltd., 7.000%, 5-1-26(A)	150	154

Specialized Finance – 2.4%
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(A)	108	113
MidCap Financial Issuer Trust, 6.500%, 5-1-28	40	42
VMED O2 UK Financing I plc:
4.250%, 1-31-31(A)	250	245
4.750%, 7-15-31(A)	110	112
		512
Total Financials - 7.9%		1,658
Health Care

Health Care Equipment – 0.2%
Avantor Funding, Inc., 4.625%, 7-15-28(A)	41	43

Health Care Facilities – 3.0%
Community Health Systems, Inc., 5.625%, 3-15-27(A)	255	270
DaVita, Inc.:
4.625%, 6-1-30(A)	28	29
3.750%, 2-15-31(A)	82	80
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(A)	25	26
Select Medical Corp., 6.250%, 8-15-26(A)	129	137
Tenet Healthcare Corp., 6.125%, 10-1-28(A)	80	85
		627
Health Care Services – 0.5%
Envision Healthcare Corp., 8.750%, 10-15-26(A)	95	54
IQVIA, Inc., 5.000%, 5-15-27(A)	50	52
		106
Health Care Supplies – 1.8%
Mozart Debt Merger Sub, Inc.:
3.875%, 4-1-29(A)	181	181
5.250%, 10-1-29(A)	200	203
		384
Health Care Technology – 1.1%
Change Healthcare Holdings, Inc., 5.750%, 3-1-25(A)	52	53
MPH Acquisition Holdings LLC, 5.750%, 11-1-28(A)	105	100
Verscend Holding Corp., 9.750%, 8-15-26(A)	67	71
		224
Pharmaceuticals – 3.0%
Bausch Health Cos., Inc., 8.500%, 1-31-27(A)	149	157

Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc., 6.000%, 6-30-28(A)	134	100
Organon Finance 1 LLC:
4.125%, 4-30-28(A)	100	102
5.125%, 4-30-31(A)	226	236
Par Pharmaceutical, Inc., 7.500%, 4-1-27(A)	40	41
		636
Total Health Care - 9.6%		2,020
Industrials

Aerospace & Defense – 4.1%
Bombardier, Inc.:
7.125%, 6-15-26(A)	100	104
7.875%, 4-15-27(A)	135	140
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 7.500%, 4-15-25(A)	100	105
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.250%, 3-15-26(A)	500	520
		869
Air Freight & Logistics – 0.1%
XPO Logistics, Inc., 6.250%, 5-1-25(A)	10	11

Airlines – 2.9%
American Airlines, Inc. and AAdvantage Loyalty IP Ltd. (GTD by American Airlines Group, Inc.), 5.750%, 4-20-29(A)	307	329
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd., 5.750%, 1-20-26(A)	57	60
United Airlines, Inc., 4.625%, 4-15-29(A)	223	230
		619
Building Products – 0.9%
Madison IAQ LLC, 5.875%, 6-30-29(A)	83	83
Standard Industries, Inc., 4.375%, 7-15-30(A)	100	102
		185
Diversified Support Services – 0.9%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 4.875%, 1-15-28	176	185

Electrical Components & Equipment – 0.9%
WESCO Distribution, Inc.:
7.125%, 6-15-25(A)	100	106
7.250%, 6-15-28(A)	82	90
		196
Office Services & Supplies – 0.6%
Xerox Corp., 4.125%, 3-15-23	130	135

Security & Alarm Services – 2.5%
Allied Universal Holdco LLC, 6.625%, 7-15-26(A)	200	210
Prime Security Services Borrower LLC and Prime Finance, Inc., 5.750%, 4-15-26(A)	300	323
		533
Trading Companies & Distributors – 0.8%
H&E Equipment Services, Inc., 3.875%, 12-15-28(A)	100	99

Herc Holdings, Inc., 5.500%, 7-15-27(A)	70	73
		172

Trucking – 0.5%
Uber Technologies, Inc., 8.000%, 11-1-26(A)	91	97

Total Industrials - 14.2%		3,002

Information Technology

Application Software – 2.1%
Black Knight InfoServ LLC, 3.625%, 9-1-28(A)	100	100
NCR Corp., 5.125%, 4-15-29(A)	100	104
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(A)	130	136
Veritas U.S., Inc. and Veritas Bermuda Ltd., 7.500%, 9-1-25(A)	105	109
		449

Data Processing & Outsourced Services – 0.5%
Square, Inc., 2.750%, 6-1-26(A)	93	93

Systems Software – 0.5%
Symantec Corp., 5.000%, 4-15-25(A)	100	101

Total Information Technology - 3.1%		643

Materials

Aluminum – 0.5%
Novelis Corp. (GTD by Novelis, Inc.), 4.750%, 1-30-30(A)	97	102

Commodity Chemicals – 0.8%
NOVA Chemicals Corp., 5.250%, 6-1-27(A)	96	102
SCIH Salt Holdings, Inc., 4.875%, 5-1-28(A)	71	68
		170

Diversified Metals & Mining – 1.2%
First Quantum Minerals Ltd., 6.875%, 10-15-27(A)	230	248

Metal & Glass Containers – 1.4%
Ardagh Metal Packaging Finance plc and Ardagh Metal Packaging Finance USA LLC, 4.000%, 9-1-29(A)	100	99
Ball Corp., 2.875%, 8-15-30	43	42
BWAY Holding Co.:
5.500%, 4-15-24(A)	91	92
7.250%, 4-15-25(A)	60	60
		293

Specialty Chemicals – 0.9%
Tronox, Inc., 4.625%, 3-15-29	100	100
WR Grace Holdings LLC, 5.625%, 8-15-29(A)	100	103
		203

Total Materials - 4.8%		1,016

Real Estate

Hotel & Resort REITs – 1.1%
Hilton Domestic Operating Co., Inc.:
4.000%, 5-1-31(A)	100	102
3.625%, 2-15-32(A)	129	129
		231

Specialized REITs – 3.6%
Iron Mountain, Inc., 4.500%, 2-15-31(A)	260	263
SBA Communications Corp., 3.125%, 2-1-29(A)	141	136
Uniti Group L.P., Uniti Fiber Holdings, Inc., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 7.875%, 2-15-25(A)	297	310
VICI Properties L.P. and VICI Note Co., Inc., 4.125%, 8-15-30(A)	58	61
		770

Total Real Estate - 4.7%		1,001

Utilities

Electric Utilities – 2.8%
Calpine Corp.:
4.500%, 2-15-28(A)	100	104
5.125%, 3-15-28(A)	75	76
FirstEnergy Corp., 3.900%, 7-15-27	111	120
FirstEnergy Corp., Series C, 4.850%, 7-15-47	11	13
NRG Energy, Inc., 3.875%, 2-15-32(A)	100	98
Vistra Operations Co. LLC:
5.625%, 2-15-27(A)	77	79
5.000%, 7-31-27(A)	100	104
		594

Multi-Utilities – 1.2%
DT Midstream, Inc., 4.375%, 6-15-31(A)	93	97
MEG Energy Corp., 7.125%, 2-1-27(A)	44	47
Pacific Gas and Electric Co., 5.250%, 7-1-30	96	101
		245

Renewable Electricity – 0.5%
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.), 3.375%, 6-15-26(A)	100	101

Total Utilities - 4.5%		940

TOTAL CORPORATE DEBT SECURITIES – 94.5%		$19,913
(Cost: $19,687)

SHORT-TERM SECURITIES	Shares
Money Market Funds(C) - 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	194	194

TOTAL SHORT-TERM SECURITIES – 0.9%		$194
(Cost: $194)

TOTAL INVESTMENT SECURITIES – 95.4%		$20,107
(Cost: $19,881)

CASH AND OTHER ASSETS, NET OF LIABILITIES(D) – 4.6%		975

NET ASSETS – 100.0%		$21,082

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $16,836 or 79.9% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(C)	Rate shown is the annualized 7-day yield at December 31, 2021.

(D)	Cash of $158 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	46	3-31-22	4,600	$(6,002)	$(12)
U.S. 2-Year Treasury Note	Short	23	3-31-22	4,600	(5,018)	10
U.S. 5-Year Treasury Note	Short	68	3-31-22	6,800	(8,226)	8

					$(19,246)	$6

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$19,913	$—
Short-Term Securities	194	—	—

Total	$194	$19,913	$—

Futures Contracts	$18	$—	$—

Liabilities
Futures Contracts	$12	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$19,881

Gross unrealized appreciation	489

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized depreciation	(263)

Net unrealized appreciation	$226